Non-Controlling Interest (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2020	Jul. 31, 2021 USD ($)
Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Percentage of ownership interest	60.00%
Proportion of ownership interests held by non-controlling interests	40.00%	40.00%
Contributed cash	$ 4,699		$ 3,100
Contributions in kind responsible from Partner	371
Capital production equipment to be received from Partner	$ 325
ZenPharm Limited
Disclosure of subsidiaries [line items]
Percentage of ownership interest	60.00%
Proportion of ownership interests held by non-controlling interests	40.00%